Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 2,493,300	$ 4,412,600
Restricted Stock [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,493,300	4,412,600
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member] | Fair Value, Inputs, Level 1 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	27,923,670	7,108,870
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,571,865	12,363,819
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	29,495,535	19,472,689
Residential collateralized mortgage obligations- GSE [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6,632,665	13,898,133
Residential collateralized mortgage obligations- GSE [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	6,632,665	13,898,133
Residential collateralized mortgage obligations- non GSE [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	3,924,182	4,300,444
Residential collateralized mortgage obligations- non GSE [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	3,924,182	4,300,444
Residential mortgage backed Securities- GSE [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	26,489,335	42,687,209
Residential mortgage backed Securities- GSE [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	26,489,335	42,687,209
Obligations of State and Political subdivisions [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	20,682,301	5,700,514
Obligations of State and Political subdivisions [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	20,682,301	5,700,514
Trust Preferred Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,998,366	1,751,241
Trust Preferred Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,998,366	1,751,241
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	18,100,281	1,435,944
Corporate Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	18,100,281	1,435,944
Mutual fund [Member] | Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	25,000	25,000
Mutual fund [Member] | Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 25,000	$ 25,000